Leases (Tables)	12 Months Ended
Dec. 31, 2015
Minimum Aggregate Rental Commitments	The minimum aggregate rental commitments as of December 31, 2015 were as follows:

($ in thousands)
2015	$194
2016	207
2017	212
2018	217
2019	222
All future years	1,489

Aggregate total	$2,541